Results of Operations from Oil and Gas Producing Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Results of operations for oil and gas producing activities by geographic area [line items]
Sales to affiliated companies	$ 51	$ 62	$ 75
Valuation provision	101	12	21
Results of oil and gas producing activities	251	298	1,671
Discontinued operations [member] | Onshore US [Member]
Results of operations for oil and gas producing activities by geographic area [line items]
Results of oil and gas producing activities	$ 0	$ 0	$ 431